Stock-Based Compensation Plans (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Options Outstanding and Exercisable
The following tables summarize information related to the Company’s stock-based compensation plans:

	Units Outstanding	Units Exercisable
As at June 30, 2022	(thousands)	(thousands)
Stock Options With Associated Net Settlement Rights	16,006	7,986
Cenovus Replacement Stock Options	4,950	3,484
Performance Share Units	8,718	—
Restricted Share Units	6,764	—
Deferred Share Units	1,605	1,605
The weighted average exercise price of NSRs and Cenovus replacement stock options outstanding as at June 30, 2022, were $12.35 and $12.39, respectively.

	Units Granted	Units Vested and Exercised/ Paid Out
For the six months ended June 30, 2022	(thousands)	(thousands)
Stock Options With Associated Net Settlement Rights	1,991	9,994
Cenovus Replacement Stock Options	—	4,699
Performance Share Units	3,202	1,413
Restricted Share Units	3,130	2,214
Deferred Share Units	454	115

Summary of Stock-Based Compensation
The following table summarizes the stock-based compensation expense (recovery) recorded for all plans:

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Stock Options With Associated Net Settlement Rights	5	3	9	8
Cenovus Replacement Stock Options	22	7	41	14
Performance Share Units	28	9	65	21
Restricted Share Units	24	11	61	17
Deferred Share Units	8	4	18	9
Stock-Based Compensation Expense (Recovery)	87	34	194	69
Stock-Based Compensation Costs Capitalized	—	2	—	3
Total Stock-Based Compensation	87	36	194	72